PRO FORMA FINANCIAL INFORMATION (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2011
PRO FORMA FINANCIAL INFORMATION (UNAUDITED)
Schedule of Pro Forma Financial Information (Unaudited)

	For the period from November 10, 2010 through December 31, 2010	For the period from January 1, 2010 through November 9, 2010	Pro Forma Year Ended December 31, 2010
	(In thousands)
Total revenues	$373,250	$2,141,443	$2,492,167
Loss from continuing operations	(249,079)	(635,341)	(698,515)

	Year Ended December 31, 2009	Pro Forma Year Ended December 31, 2009
Total revenues	$2,551,172	$2,521,574
Loss from continuing operations	(523,441)	(815,025)